Long-Term Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Long-Term Borrowings
8.	LONG-TERM BORROWINGS

	December 31 2020	December 31 2019
	$	$
Current portion of long-term borrowings
Accrued interest	3,056	2,662
Other liabilities	494	449
	3,550	3,111
Long-term borrowings
Credit facility (net of financing costs)	95,068	83,043
Limited Recourse Loan Facility	26,153	-
Share of Joint Operation borrowings	-	28,845
Other liabilities	5,719	5,222
	126,940	117,110
	130,490	120,221

Credit Facility

During the year ended December 31, 2020, the Company drew $12,000 on its $205,000 senior credit facility, comprised of $7,800 from Ganfeng and $4,200 from BCP Innovation Pte Ltd. (“Bangchak”). The total drawn under the facility as at December 31, 2020, was $95,750. The credit facility has a term of six years from August 8, 2018, with an interest rate of 8.0% for the first three years that increases to 8.5% in year four, 9.0% in year five and 9.5% in year six. Repayments of borrowings made under the credit facility must start on August 8, 2022, being the fourth anniversary of the first drawdown date, in an amount equal to 75% of Minera Exar’s Free Cash Flow (as defined in the credit facility agreement).

8.	LONG-TERM BORROWINGS (continued)

As security for the facility, the Company granted to the lenders a first priority security interest in all assets except those that represent its ownership interest in the Cauchari-Olaroz project. In consideration for Bangchak providing its consent to the 2019 Project Investment, following the Company’s approval of the expansion of the stated production capacity of the Cauchari-Olaroz project from its previously targeted production of 25,000 tonnes per annum (“tpa”) to 40,000 tpa and entry into an amended off-take agreement with Bangchak, the Company provided incremental off-take rights in favour of Bangchak to acquire up to an additional 3,500 tpa of lithium carbonate, up to an aggregate maximum of 6,000 tpa of lithium carbonate (at a 40,000 tpa project capacity) at market prices. In addition, the consent includes a commitment from Bangchak to provide up to $50,000 of additional debt financing on substantially the same terms as the Company’s existing senior credit facility, however, the proceeds of such financing will be available for general corporate purpose.

Should the Company elect to pursue this additional debt financing in the future, such financing will be subject to negotiation of definitive documentation and consent of the Company’s other lender, Ganfeng, under its senior credit and subordinated loan agreements. There can be no assurances that the Company will be able to realize on such additional debt financing, including the terms and timing thereof.

Limited Recourse Loan Facility

In October 2018, Ganfeng provided Lithium Americas with a $100,000 unsecured, limited recourse, subordinated loan facility (the “Limited Recourse Loan Facility”) bearing an interest rate of 6-month LIBOR plus 5.5% (subject to an aggregate maximum interest rate of 10% per annum). The loan facility is repayable in an amount of 50% of Minera Exar’s Free Cash Flows (as defined in the credit facility agreement).

Repayment will start once the Company’s obligations with respect to the repayments of the $205,000 senior credit facility are met. As at December 31, 2020, the Company had drawn $20,000 on the $100,000 Limited Recourse Loan Facility to fund the development expenditures on the Cauchari-Olaroz project and an additional $4,708 to fund the payment of interest under the $205,000 senior credit facility. Accrued interest under the facility, included in long-term liabilities, was $1,446 as at December 31, 2020.

The $205,000 senior credit facility and the Limited Recourse Loan Facility contain operating and reporting covenants, which the Company was in compliance with as at December 31, 2020.

Joint Operation Borrowings

Upon closing of the 2020 Cauchari Transaction, the Company changed the accounting method and derecognized its 62.5% share of Exar Capital loans received from Ganfeng (Note 5).

Other Liabilities

Other liabilities consist of lease liabilities and the $4,830 mining contractor liability. During Q2 2019, Lithium Nevada entered into a mining design, consulting and mining operations agreement with a mining contractor for its Thacker Pass project. According to the agreement, Lithium Nevada received $3,500 from the mining contractor in seven consecutive equal quarterly instalments, of which $1,500 was received in 2019 and $2,000 was received in 2020. Lithium Nevada will pay a success fee to the mining contractor of $4,650 payable upon achieving commercial mining milestones or repay $3,500 without interest if a final project construction decision is not made by 2024.